SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding By Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Outstanding
Number of options | shares	4,298,279
Exercisable
Number of options | shares	1,185,612
Exercise Price Range One [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 10.04
Ranges of exercise price, Upper limit	$ 14.74
Number of options | shares	1,291,709
Weighted average remaining contractual life (years)	1 year 8 months 23 days
Weighted average exercise price	$ 13.40
Exercisable
Number of options | shares	620,850
Weighted average exercise price	$ 13.31
Exercise Price Range Two [Member]
Outstanding
Ranges of exercise price, Lower limit	15.09
Ranges of exercise price, Upper limit	$ 19.30
Number of options | shares	905,825
Weighted average remaining contractual life (years)	2 years 5 months 4 days
Weighted average exercise price	$ 16.78
Exercisable
Number of options | shares	490,075
Weighted average exercise price	$ 16.44
Exercise Price Range Three [Member]
Outstanding
Ranges of exercise price, Lower limit	20.62
Ranges of exercise price, Upper limit	$ 27.15
Number of options | shares	2,100,745
Weighted average remaining contractual life (years)	4 years 3 months 10 days
Weighted average exercise price	$ 24.51
Exercisable
Number of options | shares	74,687
Weighted average exercise price	$ 26.29